Warrant liabilities (Details) - Schedule of fair value warrants	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares
Warrant liabilities (Details) - Schedule of fair value warrants [Line Items]
Spot price (in CAD$) (in Dollars per share) | $ / shares		$ 0.47		$ 5.97
Risk-free interest rate	4.07%		1.03%
Expected annual volatility	143.00%		147.00%
Expected life (years)	2 years 3 days		2 years 8 months 19 days
Dividend (in Dollars) | $
Issued [Member]
Warrant liabilities (Details) - Schedule of fair value warrants [Line Items]
Spot price (in CAD$) (in Dollars per share) | $ / shares		$ 3.78		$ 6.04
Risk-free interest rate	1.62%		0.66%
Expected annual volatility	145.00%		139.00%
Expected life (years)	3 years 6 months		3 years 5 months 4 days
Dividend (in Dollars) | $